Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Income taxes
Income taxes
As at December 31, 2018, the Company has available Canadian non-capital losses in the amount of $163,144,000 (2017 – $117,232,000) and scientific research and experimental development expenditures (SRED) in the amount of $3,732,000 (2017 – nil) to reduce Canadian taxable income in future years. The Company has unclaimed investment tax credits of $1,926,000 (2017 – $1,409,000) available to reduce future Canadian income taxes otherwise payable.
The SRED expenditures do not expire. The losses and credits will expire as follows:

	Non-capital losses carried forward $	Federal investment tax credits $
2029	3,294	30
2030	2,341	50
2031	1,786	280
2032	7,425	184
2033	5,325	75
2034	13,032	131
2035	18,749	203
2036	21,140	206
2037	42,316	353
2038	47,736	414

As at December 31, 2018 and December 31, 2017, temporary differences for which no deferred tax asset was recognized were as follows:

	2018 $	2017 $
Deferred tax assets (liabilities)
Loss carry-forwards	44,264	31,700
Share issue costs	2,433	3,364
Deferred revenue and contingent consideration	1,207	1,175
Property and equipment	—	2
Intangible assets	1,248	1,507
SRED	991	—
Other	231	159
	50,374	37,907
Potential tax assets not recognized	(50,374)	(37,907)
Net deferred tax assets	—	—

Given the Company’s past losses, management does not believe that it is more probable than not that the Company can realize its deferred tax assets and therefore it has not recognized any amount in the consolidated statements of financial position.
The difference between the expected income tax recovery based on a 27.0% (2017 – 27.0%) Canadian statutory tax rate and the actual income tax expense recorded is summarized as follows:

	2018 $	2017 $
Expected recovery at the statutory rate	(17,312)	(19,135)
Non-taxable revaluation of warrant liabilities	2,688	6,459
Non-deductible expenses including stock compensation	2,157	1,418
Unrecognized deductible temporary differences	12,467	11,258
Income taxes related to foreign subsidiaries	73	—
Total income tax expense	73	—